Consolidated Cash Flow Statements (Parenthetical) $ in Millions	Sep. 26, 2019 USD ($) shares
Trafigura transaction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued | shares	3,981,619
Number of vessels under construction	4
Obligations under bareboat charter	$ 670.0
Consideration paid (received)	$ 803.0
Number of vessels	19